Other Information - Narrative (Details) R$ in Millions, Kč in Millions, $ in Millions, $ in Millions								12 Months Ended
	Aug. 29, 2019 USD ($)	Aug. 29, 2019 EUR (€)	Feb. 20, 2019 USD ($)	Feb. 20, 2019 EUR (€)	Jan. 24, 2019 USD ($)	Jan. 24, 2019 EUR (€)	Apr. 11, 2003 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jan. 31, 2020 EUR (€)	Dec. 31, 2019 BRL (R$)	Jan. 31, 2019 EUR (€)	Dec. 21, 2018 EUR (€)	Jun. 28, 2018 EUR (€)	Jun. 25, 2018 EUR (€)	May 31, 2018 EUR (€)	May 31, 2018 BRL (R$)	Feb. 22, 2018 EUR (€)	Feb. 22, 2018 ARS ($)	Sep. 21, 2017	Dec. 31, 2016 EUR (€)	Aug. 05, 2016 EUR (€)	Aug. 05, 2016 CZK (Kč)	Mar. 01, 2016 EUR (€)	Jan. 23, 2013 EUR (€)
Disclosure of contingent liabilities [line items]
Framework Investment Agreement, payment obligation terms, percent of increase in EBITDA																				5.75%
Framework Investment Agreement, payment obligation terms, percent of capital investments exceeding revenues																				32.50%
Share purchase agreement, price of settlement																								€ 22,000,000
Services agreement amount																					€ 450,000,000
Cost of award for broadcasting rights													€ 105,000,000	€ 1,080,000,000	€ 2,940,000,000
Cost of award for broadcasting rights per season													€ 35,000,000	€ 360,000,000	€ 980,000,000
Notes and debentures issued								€ 75,000,000	€ 181,000,000
Auditor's remuneration								18,720,000	€ 19,110,000
Directors' remuneration expense								2,874,401
Mr. Jose Maria Alvarez-Pallete Lopez, Executive Chairman
Disclosure of contingent liabilities [line items]
Total executive compensation								€ 1,923,100
Proportionate increase (decrease) in compensation from prior year								13.80%
Mr. Angel Vila Boix, Chief Operating Officer
Disclosure of contingent liabilities [line items]
Total executive compensation								€ 1,600,000
Board of Directors | Mr. Jose Maria Alvarez-Pallete Lopez, Executive Chairman
Disclosure of contingent liabilities [line items]
Total executive compensation								240,000
Executive Commission | Mr. Jose Maria Alvarez-Pallete Lopez, Executive Chairman
Disclosure of contingent liabilities [line items]
Total executive compensation								€ 80,000
Maximum
Disclosure of contingent liabilities [line items]
Directors' remuneration expense							€ 6,000,000
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Proportion of interconnection revenues from contingent legal claim								1.00%			1.00%
Estimated financial effect of contingent liabilities																									€ 67,000,000
Legal proceedings contingent liability | Venten Management Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																						€ 23,000,000	Kč 644
Legal proceedings contingent liability | Lexburg Enterprises Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																						€ 8,000,000	Kč 227
Legal proceedings contingent liability | Entel
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																		€ 39,000,000	$ 1,689
Legal proceedings contingent liability | ANATEL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities								€ 112,000,000			R$ 505					€ 48,000,000	R$ 211
Telefónica Moviles El Salvador | America Movil, SAB de CV
Disclosure of contingent liabilities [line items]
Proceeds from exchange of share capital						€ 277,000,000
Telefónica Móviles Panamá, S.A. | Millicom International Cellular, S.A.
Disclosure of contingent liabilities [line items]
Proceeds from exchange of share capital	$ 594	€ 536,000,000
Telefonica, S.A. | Telefónica Centroamericana Inversiones, S.L.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)					60.00%	60.00%
Corporacion Multi Inversiones, SA | Telefónica Centroamericana Inversiones, S.L.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)					40.00%	40.00%
Disposal of major subsidiary | Telefónica Moviles El Salvador | America Movil, SAB de CV
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in associate sold (as a percent)					99.30%	99.30%
Proceeds from exchange of share capital					$ 315	€ 277,000,000
Disposal of major subsidiary | Telefónica de Costa Rica TC, S.A. | America Movil, SAB de CV
Disclosure of contingent liabilities [line items]
Proceeds from exchange of share capital			$ 570	€ 503,000,000
Disposal of major subsidiary | Telefónica de Costa Rica TC, S.A. | Millicom International Cellular, S.A.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in associate sold (as a percent)					100.00%	100.00%
Disposal of major subsidiary | Telefonica, S.A. | Telefónica Centroamericana Inversiones, S.L.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)					60.00%	60.00%
Disposal of major subsidiary | Corporacion Multi Inversiones, SA | Telefónica Centroamericana Inversiones, S.L.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)					40.00%	40.00%
2019 Green Bond | Entering into significant commitments | Telefónica Emisiones, S.A.U.
Disclosure of contingent liabilities [line items]
Notes and debentures issued												€ 1,000,000,000
2020 Green Bond | Entering into significant commitments | Telefónica Emisiones, S.A.U.
Disclosure of contingent liabilities [line items]
Notes and debentures issued										€ 500,000,000